Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries and Vie	As of March 31, 2024, details of the subsidiaries and VIE of the Company are set out below:
Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
Subsidiaries
UTime HK	November 1, 2018	Hong Kong	100%	Investment Holding
UTime WFOE	December 18, 2018	China	100%	Investment Holding
Bridgetime	September 5, 2016	British Virgin Island	100%	Investment Holding
Changsha UTime Business Management Co., Ltd	February 27, 2024	China	100%	Trading

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
VIE
UTime SZ	June 12, 2008	China	100%	Research and development of products, and sales
Subsidiaries of the VIE
Guizhou United Time Technology Co., Ltd. (“UTime GZ”)	September 23, 2016	China	VIE’s subsidiary	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”)	June 25, 2015	Hong Kong	VIE’s subsidiary	Trading
UTime India Private Limited (“UTime India”)	February 7, 2019	India	UTime Trading’s subsidiary	Trading
Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”)	November 1, 2021	China	UTime Trading’s subsidiary	Manufacturing
Gesoper S De R.L. De C.V. (“Gesoper”)	October 21, 2020	Mexico	UTime Trading’s subsidiary	Trading
Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”)	November 12, 2021	Mexico	Gesoper’s subsidiary	Trading

Schedule of Balance Sheet	The aggregate carrying value of assets and liabilities of VIE and its subsidiaries (after elimination of intercompany transactions and balances) in the Company’s consolidated balance sheets as of March 31, 2023 and 2024 are as follows:
	As of March 31,
	2023	2024
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	272	2,704
Restricted cash	500	500
Accounts receivable, net	52,171	30,240
Prepaid expenses and other current assets, net	66,133	81,729
Due from related parties	584	553
Inventories	16,169	11,026
Current assets related to discontinued operations	3,946	1,438
Total current assets	139,973	128,190
Non-current assets
Property, plant and equipment, net	61,407	54,188
Operating lease right-of-use assets, net	13,030	9,781
Finance lease right-of-use assets, net	-	6,460
Intangible assets, net	1,677	662
Deferred loss on sale-leaseback	-	767
Other non-current assets	-	153
Non-current assets related to discontinued operations	4	3
Total non-current assets	76,118	72,014
Total assets	216,091	200,051

Liabilities
Current liabilities
Accounts payable	125,368	106,092
Short-term borrowings	53,935	56,949
Current portion of long-term borrowings	1,080	-
Current portion of government grants	-	1,812
Due to related parties	3,984	11,516
Lease liabilities	3,673	6,824
Other payables and accrued liabilities	47,806	31,157
Income tax payables	18	18
Current liabilities related to discontinued operations	3,171	1,929
Total current liabilities	239,035	216,297
Non-current liabilities
Long-term borrowings	6,870	-
Government grants	8,697	4,342
Deferred tax liability	295	125
Lease liability - non-current	10,876	10,054
Total non-current liabilities	26,738	14,521

Total liabilities	265,773	230,818

Schedule of Revenue Net Income and Cash Flows of Vie Aand Subsidiaries	The table sets forth the revenue, net income and cash flows of the VIE and subsidiaries of VIE in the table below.
	Year ended March 31,
	2023	2024
	RMB	RMB
Revenue	197,564	172,156
Net loss	(19,221)	(42,175)
Net cash used in operating activities	(15,269)	(5,273)
Net cash provided by investing activities	(2,900)	5,529
Net cash provided by financing activities	18,295	1,616

Schedule of Classes of Assets and Liabilities of Discontinued Operation	The following table presents the carrying amounts of assets and liabilities for the discontinued operations of Gesoper and Firts in Mexico, and Utime India and Do Mobile in India:
	As of March 31,
	2023	2024
	RMB	RMB

Assets classified as discontinued operation	4,240	1,441

Liabilities classified as discontinued operation	3,171	1,929

Schedule of Classes of Assets and Liabilities of Discontinued Operation	The financial results of these operations are presented as following in the consolidated statement of comprehensive loss.
	Year ended March 31,
	2023	2024
	RMB	RMB

Loss from discontinued operation, net of income taxes	6,439	1,903
Loss on disposal of discontinued operation	-	26,719